Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 43,283	$ 41,156
Startup/organization costs	3,130	3,865
Tax credits	1,828	1,960
Capitalized research and development	3,720
Other	1,251	3,685
Total deferred tax assets	53,212	50,666
Valuation allowance	(52,779)	(50,228)
Net total deferred tax assets	433	438
Deferred tax liabilities:
Derivative instruments	(194)	(418)
Other	(239)	(20)
Total deferred tax liabilities	(433)	(438)
Net deferred tax assets